Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (26,836,426)	$ (3,449,458)	$ 1,899,660
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	75,851	9,751	70,017
Deferred income tax	(9,078)	(1,167)	(6,589)
Bad Debt Expenses	449,763	57,811	49,161
Impairment loss on trade receivables	178,751	22,976	151,287
Impairment loss on prepayment	10,593,902	1,361,702
Operating cash flows before movements in working capital	(15,547,237)	(1,998,385)	2,163,536
Accounts receivable	2,695,930	346,525	(842,122)
Deposits, prepayments and other receivables	(19,876,246)	(2,554,820)	(1,182,180)
Amounts due from (to) related parties	(1,773,702)	(227,985)	1,640,964
Amounts due from directors			(279,000)
Accounts payable	(492,186)	(63,264)	758,477
Accruals and other payables	563,472	72,427	(637,583)
Contract liabilities			(26,995)
Income tax payable	(397,816)	(51,134)	318,513
Net cash provided by (used in) operating activities	(34,827,785)	(4,476,636)	1,913,610
Cash flows from financing activities:
Advance from a director of the Company
Advance from (repayment to) a shareholder of the Company	1,409,400	181,159	(3,123,250)
Deferred IPO costs	(17,649,069)	(2,268,547)
Proceeds from initial public offering	71,462,841	9,185,573
Repayment of Bank borrowings	(869,127)	(111,714)
New bank borrowings raised
Dividend paid			(3,000,000)
Net cash (used in) provided by financing activities	54,354,045	6,986,471	(6,123,250)
Translation difference	(16,276)	(2,092)	4,293
Net (decrease) increase in cash	19,526,260	2,509,835	(4,209,640)
Cash, beginning of year	4,368,915	561,564	8,574,262
Cash, end of year	23,878,899	3,069,307	4,368,915
Supplemental information
Cash paid for interest, net	276,675	35,563	293,943
Cash paid for income tax	$ 660,628	$ 84,915	$ 387,326